ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

		As at December 31
(In millions of dollars)	Note	2022	2021

Customer accounts receivable		4,417	4,150
Other accounts receivable		835	791
Allowance for doubtful accounts	17	(182)	(240)

Total accounts receivable		5,070	4,701

Current		4,184	3,847
Long-term		886	854

Total accounts receivable		5,070	4,701

Disclosure Of Financing Receivable
Below is a breakdown of our financing receivable balances.

	As at December 31
(In millions of dollars)	2022	2021

Current financing receivables	1,922	1,792
Long-term financing receivables	886	854

Total financing receivables	2,808	2,646